Commitments and Contingencies - Future minimum annual payments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Future minimum annual payments under non-cancelable operating leases
2022	$ 1,068	$ 483
2023	1,107	494
2024	1,147	506
2025	1,190	518
Thereafter	608	665
Total minimum lease payments	$ 5,384	$ 2,666